Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings	Total Amdocs Limited Shareholders' Equity	Non-controlling Interests
Balance at Sep. 30, 2020		$ 3,665,155	$ 4,483	$ 3,807,915	$ (5,543,321)	$ 11,662	$ 5,341,907	$ 3,622,646	$ 42,509	[2]
Balance, Shares at Sep. 30, 2020			131,535,000
Comprehensive income:
Net income	[2]	688,374					688,374	688,374
Net income		688,374
Other comprehensive income (loss)		(2,324)				(2,324)		(2,324)
Comprehensive income		686,050						686,050
Employee stock options exercised		89,058	$ 21	89,037				89,058
Employee stock options exercised, Shares			1,541,000
Repurchase of shares		(679,996)			679,996			(679,996)
Repurchase of shares, Shares			(9,036,000)
Cash dividends declared		(179,344)					(179,344)	(179,344)
Issuance of restricted stock, net of forfeitures		12	$ 12					12
Issuance of restricted stock, net of forfeitures, Shares			826,000
Equity-based compensation expense related to employees		54,249		54,249				54,249
Balance at Sep. 30, 2021		3,635,184	$ 4,516	3,951,201	(6,223,317)	9,338	5,850,937	3,592,675	42,509	[2]
Balance, Shares at Sep. 30, 2021			124,866,000
Comprehensive income:
Net income	[2]	549,501					549,501	549,501
Net income		549,501
Other comprehensive income (loss)		(81,814)				(81,814)		(81,814)
Comprehensive income		467,687						467,687
Employee stock options exercised		82,909	$ 17	82,892				82,909
Employee stock options exercised, Shares			1,431,000
Repurchase of shares		(508,472)			508,472			(508,472)
Repurchase of shares, Shares			(6,479,000)
Cash dividends declared		(188,852)					(188,852)	(188,852)
Issuance of restricted stock, net of forfeitures		15	$ 15					15
Issuance of restricted stock, net of forfeitures, Shares			1,024,000
Equity-based compensation expense related to employees		71,807		71,807				71,807
Balance at Sep. 30, 2022		$ 3,560,278	$ 4,548	4,105,900	(6,731,789)	(72,476)	6,211,586	3,517,769	42,509	[2]
Balance, Shares at Sep. 30, 2022		120,842,000	120,842,000
Comprehensive income:
Net income		$ 542,962							2,253	[2]
Net income		540,709					540,709	540,709
Other comprehensive income (loss)		19,204				19,204		19,204
Comprehensive income		562,166						559,913	2,253	[2]
Employee stock options exercised		$ 48,667	$ 9	48,658				48,667
Employee stock options exercised, Shares		799,000	800,000
Repurchase of shares		$ (489,524)			(489,524)			(489,524)
Repurchase of shares, Shares		(5,424,000)	(5,424,000)
Cash dividends declared		$ (202,778)					(202,778)	(202,778)
Issuance of restricted stock, net of forfeitures		14	$ 14					14
Issuance of restricted stock, net of forfeitures, Shares			1,130,000
Equity-based compensation expense related to employees		89,698		89,698				89,698
Distribution to noncontrolling interests	[2]	(1,589)							(1,589)
Balance at Sep. 30, 2023		$ 3,566,932	$ 4,571	$ 4,244,256	$ (7,221,313)	$ (53,272)	$ 6,549,517	$ 3,523,759	$ 43,173	[2]
Balance, Shares at Sep. 30, 2023		117,348,000	117,348,000

[1]	As of September 30, 2023, 2022 and 2021, accumulated other comprehensive loss is comprised of unrealized (loss) gain on derivatives, net of tax, of $(34,677), $(46,580) and $13,773, unrealized loss on short-term interest-bearing investments, net of tax, of $(16,203), $(22,797) and $(1,274) and unrealized loss on defined benefit plan, net of tax, of $(2,392), $(3,099) and $(3,161).
[2]	In fiscal years 2022 and 2021, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.